9. PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Personnel Expenses Tables
Personnel expenses

IN MILLIONS OF USD	2017	2016	2015
Salaries and wages	(298.4)	(270.3)	(227.0)
Social security expenses	(43.0)	(38.5)	(29.8)
Other personnel expenses	(29.9)	(28.6)	(22.7)
Total	(371.3)	(337.4)	(279.5)

Full time equivalents (FTE - unaudited)	8,894	8,485	8,124